UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08394

Templeton Dragon Fund, Inc.

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   12/31

Date of reporting period:   9/30/16

Item 1. Schedule of Investments.

Templeton Dragon Fund, Inc.

Consolidated Statement of Investments, September 30, 2016 (unaudited)

	Country	Shares	Value
Common Stocks 99.0%
Aerospace & Defense 0.2%
[a]AVIC Helicopter Co. Ltd., A	China	273,639	$1,665,229
Auto Components 1.0%
[a]Fuyao Glass Industry Group Co. Ltd., A	China	1,287,400	3,259,216
[a,b]Ningbo Joyson Electronic Corp., A	China	464,500	2,353,970
Weifu High-Technology Co. Ltd., B	China	647,819	1,422,365
[b,c]Xinyi Automobile Glass Hong Kong Enterprises Ltd., Reg S	Hong Kong	37,250	7,828
			7,043,379
Automobiles 5.1%
Chongqing Changan Automobile Co. Ltd., B	China	5,357,019	8,729,972
Dongfeng Motor Group Co. Ltd., H	China	14,698,000	14,685,967
Jiangling Motors Corp. Ltd., B	China	4,937,808	12,592,243
			36,008,182
Banks 9.6%
BOC Hong Kong (Holdings) Ltd.	Hong Kong	1,096,100	3,702,491
[a]China Construction Bank Corp., A	China	16,915,128	13,133,336
China Construction Bank Corp., H	China	27,602,272	20,462,339
[a]China Merchants Bank Co. Ltd., A	China	768,689	2,073,926
[a]Industrial and Commercial Bank of China Ltd., A	China	18,195,718	12,082,114
Industrial and Commercial Bank of China Ltd., H	China	17,420,155	10,892,720
[a]Ping An Bank Co. Ltd., A	China	3,561,715	4,842,130
			67,189,056
Beverages 0.7%
[a]Kweichow Moutai Co. Ltd., A	China	111,819	4,996,289
Capital Markets 2.7%
[a]Changjiang Securities Co. Ltd., A	China	7,317,000	11,647,362
[a]CITIC Securities Co. Ltd., A	China	238,928	577,301
[a]Huatai Securities Co. Ltd., A	China	2,439,123	6,566,138
			18,790,801
Chemicals 1.2%
Green Seal Holding Ltd.	China	1,397,300	6,877,312
[a]Zhejiang Weixing New Building Materials Co., Ltd., A	China	712,500	1,846,502
			8,723,814
Communications Equipment 0.6%
[a,d]Guangzhou Haige Communications Group Inc. Co., A	China	2,273,439	4,482,553
Construction Materials 0.5%
Anhui Conch Cement Co. Ltd., H	China	460,000	1,260,258
Asia Cement China Holdings Corp.	China	9,652,629	2,327,179
			3,587,437
Distributors 1.1%
Dah Chong Hong Holdings Ltd.	China	18,359,520	7,408,807
Diversified Telecommunication Services 0.2%
China Telecom Corp. Ltd., H	China	2,948,000	1,486,096
China Unicom (Hong Kong) Ltd.	China	170,752	204,955
			1,691,051
Electric Utilities 2.2%
Cheung Kong Infrastructure Holdings Ltd.	Hong Kong	1,768,400	15,207,189
[a]Chongqing Fuling Electric Power Industrial Co. Ltd., A	China	92,500	495,110
			15,702,299
Electrical Equipment 0.7%
[a]Jiangsu Linyang Energy Co. Ltd., A	China	3,306,282	4,559,295

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Dragon Fund, Inc.

Consolidated Statement of Investments, September 30, 2016 (unaudited) (continued)

Electronic Equipment, Instruments & Components 1.4%
[a]Avic Jonhon OptronicTechnology Co. Ltd., A	China	1,298,067	7,852,687
Flytech Technology Co. Ltd.	Taiwan	405,000	1,404,407
[a]Shenzhen Everwin Precision Technology Co. Ltd., A	China	89,900	374,471
			9,631,565
Food & Staples Retailing 5.1%
Beijing Jingkelong Co. Ltd., H	China	10,793,229	2,282,116
Dairy Farm International Holdings Ltd.	Hong Kong	4,714,778	33,474,924
			35,757,040
Food Products 2.7%
Uni-President China Holdings Ltd.	China	23,230,000	16,472,310
Uni-President Enterprises Corp.	Taiwan	1,329,831	2,499,091
			18,971,401
Health Care Equipment & Supplies 0.6%
Ginko International Co. Ltd.	Taiwan	193,000	1,918,342
[a]Lepu Medical Technology Beijing Co. Ltd., A	China	918,700	2,548,884
			4,467,226
Hotels, Restaurants & Leisure 0.9%
[a]Songcheng Performance Development Co. Ltd., A	China	1,619,469	5,947,148
Household Durables 0.3%
[a]Gree Electric Appliances Inc. of Zhuhai, A	China	145,476	484,513
[a]Qingdao Haier Co. Ltd., A	China	1,089,016	1,655,168
			2,139,681
Independent Power & Renewable Electricity Producers 0.3%
Huaneng Renewables Corp. Ltd., H	China	6,170,000	2,147,789
Industrial Conglomerates 1.7%
CK Hutchison Holdings Ltd.	Hong Kong	366,000	4,652,652
Hopewell Holdings Ltd.	Hong Kong	1,991,500	7,266,234
			11,918,886
Insurance 6.0%
AIA Group Ltd.	Hong Kong	3,830,380	25,457,346
China Life Insurance Co. Ltd., H	China	2,237,000	5,768,177
[a]Ping An Insurance (Group) Co. of China Ltd., A	China	2,111,750	10,812,606
			42,038,129
Internet & Catalog Retail 0.2%
[b]JD.com Inc., ADR	China	62,655	1,634,669
Internet Software & Services 11.9%
[b]Alibaba Group Holding Ltd., ADR	China	148,830	15,744,726
[b]Baidu Inc., ADR	China	45,000	8,193,150
Tencent Holdings Ltd.	China	1,979,500	54,359,783
[a]Wangsu Science & Technology Co. Ltd., A	China	523,200	5,473,853
			83,771,512
IT Services 1.9%
TravelSky Technology Ltd., H	China	5,630,359	13,356,618
Leisure Products 0.9%
[a]Alpha Group, A	China	497,500	2,086,464
Merida Industry Co. Ltd.	Taiwan	837,000	3,959,091
			6,045,555
Machinery 1.1%
[a]Han's Laser Technology Co. Ltd., A	China	95,100	304,190
[a]Shenwu Environmental Technology Co. Ltd., A	China	869,750	3,304,779
[a]Zhengzhou Yutong Bus Co. Ltd., A	China	1,325,273	4,384,072
			7,993,041
Marine 0.8%
China Shipping Development Co. Ltd., H	China	9,492,000	5,127,602

Templeton Dragon Fund, Inc.

Consolidated Statement of Investments, September 30, 2016 (unaudited) (continued)

[b]Sinotrans Shipping Ltd.	China	5,172,000	780,166
			5,907,768
Media 1.1%
[a]Beijing Enlight Media Co. Ltd., A	China	1,746,000	2,839,514
Poly Culture Group Corp. Ltd., H	China	1,071,500	2,769,805
[a]Zhejiang Huace Film & TV Co. Ltd., A	China	1,023,400	2,092,328
			7,701,647
Oil, Gas & Consumable Fuels 7.3%
China Petroleum and Chemical Corp., H	China	50,355,000	36,680,365
CNOOC Ltd.	China	3,592,800	4,456,057
PetroChina Co. Ltd., H	China	14,755,500	9,683,098
			50,819,520
Paper & Forest Products 4.0%
Nine Dragons Paper Holdings Ltd.	China	29,791,901	27,847,026
Pharmaceuticals 3.5%
[a]Jiangsu Hengrui Medicine Co. Ltd., A	China	2,455,920	16,233,898
[a]Jiangzhong Pharmaceutical Co. Ltd., A	China	360,665	1,956,963
[a]Kangmei Pharmaceutical Co. Ltd., A	China	1,016,100	2,470,343
Tong Ren Tang Technologies Co. Ltd., H	China	1,904,300	3,702,365
			24,363,569
Real Estate Management & Development 1.9%
Cheung Kong Property Holdings Ltd.	Hong Kong	427,000	3,115,924
China Overseas Land & Investment Ltd.	China	760,000	2,576,985
[a]Poly Real Estate Group Co. Ltd., A	China	5,289,800	7,611,680
			13,304,589
Semiconductors & Semiconductor Equipment 9.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	11,462,136	66,855,439
Software 0.5%
[a]Aisino Corp., A	China	106,310	351,679
[a]Beijing Thunisoft Corp. Ltd., A	China	989,719	3,020,367
			3,372,046
Textiles, Apparel & Luxury Goods 3.2%
Anta Sports Products Ltd.	China	8,135,000	22,077,620
Transportation Infrastructure 3.3%
COSCO Shipping Ports Ltd.	China	7,994,274	8,193,864
[a]Shenzhen Airport Co., A	China	11,268,300	14,964,497
			23,158,361
Wireless Telecommunication Services 3.1%
China Mobile Ltd.	China	1,768,500	21,398,432

Total Common Stocks (Cost $420,737,857)			694,474,469
Short Term Investments (Cost $4,017,865) 0.6%
Money Market Funds 0.6%
[b,e]Institutional Fiduciary Trust Money Market Portfolio	United States	4,017,865	4,017,865
Total Investments (Cost $424,755,722) 99.6%			698,492,334
Other Assets, less Liabilities 0.4%			3,075,676
Net Assets 100.0%			$701,568,010

aThe security is owned by Templeton China Opportunities Fund, Ltd., a wholly-owned subsidiary of the Fund. See Note 6.
bNon-income producing.

Templeton Dragon Fund, Inc.

Consolidated Statement of Investments, September 30, 2016 (unaudited) (continued)

Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2016, the value of this security was
$7,828, representing less than 0.1% of net assets.
dSecurity has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2016, the value of this security was $4,482,553, representing
0.6% of net assets.
eSee Note 5 regarding investments in affiliated management investment companies.

ABBREVIATIONS
Selected Portfolio

ADR	- American Depositary Receipt

Templeton Dragon Fund, Inc.

Notes to Consolidated Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Dragon Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At September 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$435,095,677

Unrealized appreciation	$345,996,246
Unrealized depreciation	(82,599,589)
Net unrealized appreciation (depreciation)	$263,396,657

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Investing in China A-shares may include certain risks and considerations not typically associated with investing in U.S. securities. In general, A-shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investors (QFII) license. The Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2016, the Fund held investments in affiliated management investment companies as follows:

% of Affiliated Fund
	Number of Shares			Number of Shares	Value at			Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of		Investment	Realized	Held at End of
	of Period	Additions	Reductions	Period	Period		Income	Gain (Loss)	Period
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	2,133,867	89,861,272	(87,977,274)	4,017,865	$4,017,865	$	- $	-	0.0	% [a]

[a]Rounds to less than 0.1%.

6. INVESTMENTS IN TEMPLETON CHINA OPPORTUNITIES FUND, LTD

The Fund invests in certain China A shares through its investment in the China Fund. The China Fund is a Cayman Islands exempt company, is a wholly-owned subsidiary of the Fund, and is able to invest directly in China A shares consistent with the investment objective of the Fund. At September 30, 2016, the China Fund’s investments are reflected in the Fund’s Consolidated Statement of Investments. At September 30, 2016, the net assets of the China Fund were $173,926,530, representing 24.8% of the Fund’s consolidated net assets.

The China Fund invests in certain A-shares available to local Chinese investors and QFII. QFIIs are granted a maximum investment quota by China’s State Administration of Foreign Exchange (SAFE) for investing in the Chinese securities market (QFII Quota). The China Fund gains access to the A-shares market through Templeton Investment Counsel, LLC (TIC), which serves as the registered QFII for the China Fund and one other participating Franklin Templeton Investments sponsored investment company. Investment decisions related to A-shares are specific to each participating fund, and each fund bears the resultant economic and tax consequences of its holdings and transactions in A-shares. The China Fund is subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds, and earnings associated with its A-shares and may incur substantial delays in gaining access to its assets or a loss of value in the event of noncompliance with applicable Chinese rules or requirements.

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2016, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2		Level 3	Total
Assets:
Investments in Securities
Equity Investments:[a]
Communications Equipment	$-	$	- $	4,482,553	$4,482,553
All Other Equity Investments[b]	689,991,916		-	-	689,991,916
Short Term Investments	4,017,865		-	-	4,017,865
Total Investments in Securities	$694,009,781	$	- $	4,482,553	$698,492,334

aIncludes common stocks
bFor detailed categories, see the accompanying Consolidated Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliation of assets for the nine months ended September 30, 2016, is as follows:

									Net Change in
									Unrealized
									Appreciation
	Balance at						Net Unrealized		(Depreciation) on
	Beginning of	Purchases Transfers Into		Transfers Out of	Cost Basis	Net Realized Gain	Appreciation	Balance at End of	Assets Held at
	Period	(Sales)	Level 3[a]	Level 3[b]	Adjustments	(Loss)	(Depreciation)	Period	Period End
Assets:
Investments in Securities:
Equity Investments:
Communications Equipment	$-	$-	$4,287,362	$-	$-	$-	$195,191	$4,482,553	$195,191
Household Durables	5,218,096	-	-	(4,164,879)	-	(1,053,217)	-	-	-
Softw are	4,953,007	-	-	(4,776,475)	-	(176,532)	-	-	-
Total Investments in Securities	$10,171,103	$-	$4,287,362	$(8,941,354)	$-	$(1,229,749)	$195,191	$4,482,553	$195,191

aThe investments w ere transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
bThe investments w ere transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities and other significant observable valuation inputs.

Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2016, are as follows:

						Impact to Fair
	Fair Value at End					Value if Input
Description	of Period	Valuation Technique	Unobservable Inputs	Amount		Increases [a]
Assets:
Investments in Securities:
Equity Investments:
Communications Equipment	4,482,553	Market Approach	Last Traded Price		12.44	Increase
			Market Index Adjustment		3.99%	Increase
			Beta Adjustment		1.44	Increase/Decrease[b]
Total	$4,482,553

aRepresents the directional change in the fair value of the Level 3 financial instruments that w ould result from a significant and reasonable increase in the corresponding input. A sign and reasonable decrease in the input w ould have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated. bGenerally, there are direct relationships betw een the Beta Adjustment and the Market Index Adjustment. c Represents a significant impact to fair value but not net assets.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Consolidated Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Dragon Fund, Inc.

By /s/Laura F. Fergerson

   Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date November 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

   Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date November 25, 2016

By /s/Mark H. Otani

   Mark H. Otani

    Chief Financial Officer and

 Chief Accounting Officer

Date November 25, 2016